Loans - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans provided as collateral for borrowings	₨ 574,064.8	$ 7,614.6	₨ 780,869.5
Purchased financing receivable outstanding	₨ 644,672.4		₨ 514,756.0